UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

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FORM N-Q

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QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

INVESTMENT COMPANY ACT FILE NUMBER 811-3967

FIRST INVESTORS INCOME FUNDS

(Exact name of registrant as specified in charter)

110 Wall Street

New York, NY 10005

(Address of principal executive offices) (Zip code)

Joseph I. Benedek

First Investors Management Company, Inc.

Raritan Plaza I

Edison, NJ 08837-3620

(Name and address of agent for service)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:

1-212-858-8000

DATE OF FISCAL YEAR END: SEPTEMBER 30, 2012

DATE OF REPORTING PERIOD: JUNE 30, 2012

Item 1. Schedule of Investments

The Quarterly Schedule of Portfolio Holdings follows

Portfolio of Investments (unaudited)
CASH MANAGEMENT FUND
June 30, 2012

Principal				Interest
Amount		Security		Rate	*	Value
		CORPORATE NOTES-37.5%
$6,500	M	Abbott Laboratories, 7/30/2012	(a)	0.14%		$6,499,292
6,000	M	BASF SE, 9/26/2012	(a)	0.19		5,997,276
5,000	M	Coca-Cola Co., 10/4/2012	(a)	0.23		4,996,996
2,900	M	Google, Inc., 8/21/2012	(a)	0.13		2,899,476
2,500	M	Honeywell International, Inc., 9/27/2012	(a)	0.14		2,499,154
2,300	M	Johnson & Johnson, 10/4/2012	(a)	0.15		2,299,099
6,500	M	Novartis Securities Investment, Ltd., 8/13/2012	(a)	0.15		6,498,862
6,500	M	PepsiCo, Inc., 8/14/2012	(a)	0.11		6,499,146
3,500	M	Unilever Capital Corp., 9/24/2012	(a)	0.18		3,498,530
4,000	M	Wal-Mart Stores, Inc., 8/6/2012	(a)	0.13		3,999,495
5,500	M	Walt Disney Co., 7/10/2012	(a)	0.12		5,499,853
Total Value of Corporate Notes (cost $51,187,179)						51,187,179
		VARIABLE AND FLOATING RATE NOTES-26.2%
		Federal Farm Credit Bank:
7,000	M	8/8/2012		0.25		7,000,216
3,000	M	9/24/2012		0.20		2,999,589
5,100	M	3/6/2013		0.25		5,100,519
		Freddie Mac:
1,290	M	10/12/2012		0.29		1,290,328
4,800	M	3/21/2013		0.20		4,801,424
3,000	M	General Electric Capital Corp., 7/27/2012		0.64		3,000,801
5,700	M	Mississippi Business Finance Corp. (Chevron USA, Inc.), 12/1/2030		0.14		5,700,000
5,835	M	Valdez, Alaska Marine Terminal Rev. (Exxon Pipeline Co., Project B), 12/1/2033		0.13		5,835,000
Total Value of Variable and Floating Rate Notes (cost $35,727,877)						35,727,877
		U.S. GOVERNMENT AGENCY OBLIGATIONS-24.7%
		Fannie Mae:
6,000	M	7/17/2012		0.07		5,999,825
4,285	M	9/15/2012		0.15		4,321,821
		Federal Home Loan Bank:
1,000	M	7/18/2012		0.12		999,947
1,200	M	7/20/2012		0.12		1,199,928
3,446	M	9/12/2012		0.14		3,445,070
3,000	M	9/21/2012		0.12		2,999,190
		Freddie Mac:
2,950	M	7/11/2012		0.10		2,949,926
3,200	M	7/16/2012		0.12		3,199,851
1,000	M	7/20/2012		0.13		999,938
7,600	M	8/21/2012		0.14		7,598,574
Total Value of U.S. Government Agency Obligations (cost $33,714,070)						33,714,070
		SHORT-TERM U.S. GOVERNMENT OBLIGATIONS-10.3%
		U.S. Treasury Bills:
4,000	M	7/26/2012		0.04		3,999,894
5,000	M	8/9/2012		0.11		4,999,419
5,000	M	8/23/2012		0.06		4,999,581
Total Value of Short-Term U.S. Government Obligations (cost $13,998,894)						13,998,894
Total Value of Investments (cost $134,628,020)**		98.7%				134,628,020
Other Assets, Less Liabilities		1.3				1,745,395
Net Assets		100.0%				$136,373,415

*	The interest rates shown are the effective rates at the time of purchase by the Fund. The interest rates shown on variable and floating rate notes are adjusted periodically; the rates shown are the rates in effect at June 30, 2012.

(a)	Security exempt from registration under Section 4(2) of the Securities Act of 1933. Certain restricted securities are exempt from the registration requirements under Section 4(2) of the Securities Act of 1933 and may only be sold to qualified institutional investors. At June
30, 2012, the Fund held eleven Section 4(2) securities with an aggregate value of
$51,187,179 representing 37.5% of the Fund's net assets.

**	Aggregate cost for federal income tax purposes is the same.

Accounting Standards Codification ("ASC") 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of June 30, 2012:

	Level 1	Level 2	Level 3	Total
Corporate Notes	$-	$51,187,179	$-	$51,187,179
Variable and Floating Rate Notes:
U.S. Government Agency
Obligations	-	21,192,076	-	21,192,076
Municipal Bonds	-	11,535,000	-	11,535,000
Corporate Notes	-	3,000,801	-	3,000,801
U.S. Government Agency
Obligations	-	33,714,070	-	33,714,070
Short-Term U.S. Government
Obligations	-	13,998,894	-	13,998,894
Total Investments in Securities	$-	$134,628,020	$-	$134,628,020

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended June 30, 2012. Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)
GOVERNMENT FUND
June 30, 2012

Principal
Amount		Security		Value
		RESIDENTIAL MORTGAGE-BACKED SECURITIES-99.6%
		Fannie Mae-4.4%
$7,460	M	5%, 8/1/2039 - 11/1/2039		$8,178,082
7,626	M	5.5%, 7/1/2033 - 10/1/2039		8,423,387
				16,601,469
		Government National Mortgage Association I Program-88.8%
29,588	M	4%, 8/15/2040 - 1/15/2042		32,408,063
130,526	M	4.5%, 9/15/2033 - 8/15/2041		143,332,501
70,034	M	5%, 6/15/2033 - 6/15/2040		77,559,013
36,125	M	5.5%, 3/15/2033 - 10/15/2039		40,433,142
31,355	M	6%, 3/15/2031 - 5/15/2040		35,581,539
2,350	M	6.5%, 6/15/2034 - 3/15/2038		2,710,359
3,615	M	7%, 6/15/2023 - 4/15/2034		4,333,978
				336,358,595
		Government National Mortgage Association II Program-6.4%
22,326	M	4%, 3/20/2042		24,457,705
Total Value of Residential Mortgage-Backed Securities (cost $360,757,606)			99.6%	377,417,769
Other Assets, Less Liabilities			.4	1,437,091
Net Assets			100.0%	$378,854,860

At June 30, 2012, the cost of investments for federal income tax purposes was $360,757,606. Accumulated net unrealized appreciation on investments was $16,660,163, consisting of $16,713,041 gross unrealized appreciation and $52,878 gross unrealized depreciation.

Accounting Standards Codification ("ASC") 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of June 30, 2012:

	Level 1	Level 2	Level 3	Total
Residential Mortgage-Backed
Securities	$-	$377,417,769	$-	$377,417,769

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended June 30, 2012. Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)
INVESTMENT GRADE FUND
June 30, 2012

Principal
Amount		Security		Value
		CORPORATE BONDS-97.8%
		Aerospace/Defense-.4%
$1,800	M	BAE Systems Holdings, Inc., 4.95%, 6/1/2014	(a)	$1,894,919
		Agriculture-.6%
2,725	M	Cargill, Inc., 6%, 11/27/2017	(a)	3,244,965
		Automotive-.8%
4,000	M	Daimler Finance NA, LLC, 2.95%, 1/11/2017	(a)	4,155,236
		Chemicals-1.7%
3,000	M	Chevron Phillips Chemicals Co., LLC, 8.25%, 6/15/2019	(a)	4,143,042
4,000	M	Dow Chemical Co., 4.25%, 11/15/2020		4,354,848
				8,497,890
		Consumer Durables-1.0%
1,550	M	Newell Rubbermaid, Inc., 4.7%, 8/15/2020		1,679,735
3,000	M	Stanley Black & Decker, 5.2%, 9/1/2040		3,368,364
				5,048,099
		Energy-10.8%
3,900	M	Canadian Oil Sands, Ltd., 7.75%, 5/15/2019	(a)	4,786,763
4,800	M	DCP Midstream, LLC, 9.75%, 3/15/2019	(a)	6,230,818
5,000	M	Enbridge Energy Partners, LP, 4.2%, 9/15/2021		5,299,170
3,514	M	Maritime & Northeast Pipeline, LLC, 7.5%, 5/31/2014	(a)	3,760,311
4,000	M	Nabors Industries, Inc., 6.15%, 2/15/2018		4,595,764
5,000	M	Petrobras International Finance Co., 5.375%, 1/27/2021		5,413,855
4,100	M	Reliance Holdings USA, Inc., 4.5%, 10/19/2020	(a)	3,859,650
5,800	M	Spectra Energy Capital, LLC, 6.2%, 4/15/2018		6,931,737
4,400	M	Suncor Energy, Inc., 6.85%, 6/1/2039		5,548,963
2,700	M	Valero Energy Corp., 9.375%, 3/15/2019		3,553,060
4,000	M	Weatherford International, Inc., 6.35%, 6/15/2017		4,624,152
				54,604,243
		Financial Services-14.1%
2,250	M	Aflac, Inc., 8.5%, 5/15/2019		2,941,186
6,000	M	American Express Co., 7%, 3/19/2018		7,435,728
4,000	M	American International Group, Inc., 4.875%, 9/15/2016		4,246,964
3,800	M	Berkshire Hathaway, Inc., 3.4%, 1/31/2022		3,991,816
4,000	M	BlackRock, Inc., 5%, 12/10/2019		4,579,364
3,260	M	CoBank, ACB, 7.875%, 4/16/2018	(a)	3,981,969
1,800	M	Compass Bank, 6.4%, 10/1/2017		1,682,271
		ERAC USA Finance Co.:
2,950	M	6.375%, 10/15/2017	(a)	3,451,943
2,800	M	4.5%, 8/16/2021	(a)	2,984,134
4,000	M	Ford Motor Credit Co., LLC, 5%, 5/15/2018		4,257,528
		General Electric Capital Corp.:
4,000	M	5.625%, 9/15/2017		4,595,540
2,700	M	5.5%, 1/8/2020		3,095,080
4,000	M	Glencore Funding, LLC, 6%, 4/15/2014	(a)	4,206,660
		Harley-Davidson Funding Corp.:
3,800	M	5.75%, 12/15/2014	(a)	4,117,292
2,100	M	6.8%, 6/15/2018	(a)	2,506,745
4,000	M	Liberty Mutual Group, Inc., 4.95%, 5/1/2022	(a)	3,982,840
4,000	M	Protective Life Corp., 7.375%, 10/15/2019		4,629,984
4,600	M	Prudential Financial Corp., 4.75%, 9/17/2015		4,956,109
				71,643,153
		Financials-17.7%
		Bank of America Corp.:
1,900	M	5.65%, 5/1/2018		2,034,182
1,800	M	5%, 5/13/2021		1,860,386
900	M	5.875%, 2/7/2042		989,457
2,700	M	Barclays Bank, PLC, 5.125%, 1/8/2020		2,934,538
3,168	M	Bear Stearns Cos., Inc., 7.25%, 2/1/2018		3,791,881
		Citigroup, Inc.:
3,400	M	6.375%, 8/12/2014		3,641,301
6,800	M	6.125%, 11/21/2017		7,542,574
3,000	M	Fifth Third Bancorp, 3.5%, 3/15/2022		3,037,878
		Goldman Sachs Group, Inc.:
6,000	M	6.15%, 4/1/2018		6,512,376
900	M	5.75%, 1/24/2022		951,794
1,600	M	6.125%, 2/15/2033		1,647,902
2,750	M	6.75%, 10/1/2037		2,703,195
		JPMorgan Chase & Co.:
6,000	M	6%, 1/15/2018		6,895,386
2,000	M	4.5%, 1/24/2022		2,158,646
		Merrill Lynch & Co., Inc.:
4,000	M	5%, 1/15/2015		4,141,060
3,600	M	6.4%, 8/28/2017		3,920,213
1,800	M	Mizuho Corporate Bank, Ltd., 2.55%, 3/17/2017	(a)	1,828,278
		Morgan Stanley:
5,800	M	5.95%, 12/28/2017		5,964,459
5,000	M	6.625%, 4/1/2018		5,234,060
6,000	M	SunTrust Banks, Inc., 6%, 9/11/2017		6,837,432
6,000	M	UBS AG, 4.875%, 8/4/2020		6,421,278
		Wells Fargo & Co.:
4,000	M	5.625%, 12/11/2017		4,676,480
1,800	M	4.6%, 4/1/2021		2,011,804
1,800	M	3.5%, 3/8/2022		1,855,928
				89,592,488
		Food/Beverage/Tobacco-8.4%
4,000	M	Altria Group, Inc., 9.7%, 11/10/2018		5,542,076
4,000	M	Anheuser-Busch InBev Worldwide, Inc., 5.375%, 1/15/2020		4,774,036
2,700	M	Bottling Group, LLC, 5.125%, 1/15/2019		3,184,059
2,600	M	Bunge Limited Finance Corp., 3.2%, 6/15/2017		2,608,720
4,000	M	Corn Products International, Inc., 4.625%, 11/1/2020		4,341,836
4,000	M	Dr. Pepper Snapple Group, Inc., 6.82%, 5/1/2018		4,936,560
4,000	M	Lorillard Tobacco Co., 6.875%, 5/1/2020		4,737,568
3,000	M	Mead Johnson Nutrition Co., 4.9%, 11/1/2019		3,417,555
4,000	M	Philip Morris International, Inc., 5.65%, 5/16/2018		4,836,932
4,000	M	SABMiller Holdings, Inc., 3.75%, 1/15/2022	(a)	4,262,364
				42,641,706
		Forest Products/Container-.6%
2,200	M	International Paper Co., 9.375%, 5/15/2019		2,957,392
		Health Care-2.7%
		Aristotle Holding, Inc.:
2,700	M	4.75%, 11/15/2021	(a)	2,993,474
1,350	M	3.9%, 2/15/2022	(a)	1,402,096
4,000	M	Biogen IDEC, Inc., 6.875%, 3/1/2018		4,887,660
2,400	M	Novartis Securities Investment, Ltd., 5.125%, 2/10/2019		2,865,427
1,000	M	Roche Holdings, Inc., 6%, 3/1/2019	(a)	1,245,605
				13,394,262
		Information Technology-5.6%
3,500	M	Corning, Inc., 4.75%, 3/15/2042		3,682,494
3,000	M	Dell, Inc., 5.875%, 6/15/2019		3,534,732
4,000	M	Harris Corp., 4.4%, 12/15/2020		4,308,152
		Motorola Solutions, Inc.:
5,000	M	6%, 11/15/2017		5,685,515
3,000	M	3.75%, 5/15/2022		2,964,555
4,000	M	Pitney Bowes, Inc., 5.75%, 9/15/2017		4,182,656
4,000	M	Symantec Corp., 3.95%, 6/15/2022		3,982,016
				28,340,120
		Manufacturing-3.6%
3,000	M	CRH America, Inc., 8.125%, 7/15/2018		3,577,944
2,700	M	General Electric Co., 5.25%, 12/6/2017		3,156,689
4,000	M	Ingersoll-Rand Global Holdings Co., Ltd., 6.875%, 8/15/2018		4,877,904
3,200	M	Johnson Controls, Inc., 5%, 3/30/2020		3,623,443
2,725	M	Tyco Electronics Group SA, 6.55%, 10/1/2017		3,256,830
				18,492,810
		Media-Broadcasting-4.4%
3,950	M	British Sky Broadcasting Group, PLC, 9.5%, 11/15/2018	(a)	5,332,141
		Comcast Corp.:
4,000	M	5.15%, 3/1/2020		4,651,020
3,100	M	6.95%, 8/15/2037		3,995,001
4,500	M	DirecTV Holdings, LLC, 5.15%, 3/15/2042		4,546,256
3,000	M	Time Warner Entertainment Co., LP, 8.375%, 3/15/2023		4,071,432
				22,595,850
		Media-Diversified-1.7%
		McGraw-Hill Cos., Inc.:
1,800	M	5.9%, 11/15/2017		2,074,397
2,300	M	6.55%, 11/15/2037		2,641,134
3,450	M	Vivendi SA, 6.625%, 4/4/2018	(a)	3,818,074
				8,533,605
		Metals/Mining-5.7%
4,000	M	Alcoa, Inc., 6.15%, 8/15/2020		4,217,492
4,000	M	ArcelorMittal, 6.125%, 6/1/2018		4,060,768
3,800	M	Newmont Mining Corp., 5.125%, 10/1/2019		4,299,301
5,000	M	Rio Tinto Finance USA, Ltd., 3.75%, 9/20/2021		5,380,950
		Vale Overseas, Ltd.:
4,000	M	5.625%, 9/15/2019		4,454,276
2,000	M	4.375%, 1/11/2022		2,046,646
4,000	M	Xstrata Canada Financial Corp., 4.95%, 11/15/2021	(a)	4,140,700
				28,600,133
		Real Estate Investment Trusts-5.7%
5,000	M	Boston Properties, LP, 5.875%, 10/15/2019		5,772,455
4,000	M	Digital Realty Trust, LP, 5.25%, 3/15/2021		4,265,504
5,000	M	HCP, Inc., 5.375%, 2/1/2021		5,538,615
4,000	M	ProLogis, LP, 6.625%, 5/15/2018		4,619,396
4,000	M	Simon Property Group, LP, 5.75%, 12/1/2015		4,472,712
4,000	M	Ventas Realty, LP, 4.75%, 6/1/2021		4,162,716
				28,831,398
		Retail-General Merchandise-1.5%
2,500	M	GAP, Inc., 5.95%, 4/12/2021		2,595,688
4,000	M	Home Depot, Inc., 5.875%, 12/16/2036		5,139,240
				7,734,928
		Telecommunications-3.5%
3,700	M	BellSouth Corp., 6.55%, 6/15/2034		4,358,766
1,200	M	BellSouth Telecommunications, 6.375%, 6/1/2028		1,415,598
3,000	M	Deutsche Telekom International Finance BV, 4.875%, 3/6/2042	(a)	2,861,013
3,300	M	GTE Corp., 6.84%, 4/15/2018		4,046,764
4,045	M	Verizon New York, Inc., 7.375%, 4/1/2032		5,023,028
				17,705,169
		Transportation-1.3%
3,000	M	Con-way, Inc., 7.25%, 1/15/2018		3,458,970
3,100	M	GATX Corp., 4.75%, 6/15/2022		3,140,368
				6,599,338
		Utilities-5.2%
4,000	M	Arizona Public Service Co., 4.5%, 4/1/2042		4,145,248
3,000	M	E.ON International Finance BV, 5.8%, 4/30/2018	(a)	3,519,957
1,900	M	Electricite de France SA, 6.5%, 1/26/2019	(a)	2,239,315
4,000	M	Exelon Generation Co., LLC, 6.2%, 10/1/2017		4,616,888
		Great River Energy Co.:
602	M	5.829%, 7/1/2017	(a)	644,070
3,700	M	4.478%, 7/1/2030	(a)	4,130,166
3,000	M	Ohio Power Co., 5.375%, 10/1/2021		3,548,472
2,561	M	Sempra Energy, 9.8%, 2/15/2019		3,554,340
				26,398,456
		Waste Management-.8%
3,755	M	Republic Services, Inc., 3.8%, 5/15/2018		4,022,480
Total Value of Corporate Bonds (cost $458,310,912)		97.8%		495,528,640
Other Assets, Less Liabilities		2.2		11,000,606
Net Assets		100.0%		$506,529,246

(a)	Security exempt from registration under Rule 144A of the Securities Act of
1933. Certain restricted securities are exempt from the registration requirements under Rule 144A of the Securities Act of 1933 and may only be sold to qualified institutional investors. At June 30, 2012, the Fund held twenty-eight 144A securities with an aggregate value of $95,724,540 representing 18.9% of the Fund's net assets.

At June 30, 2012, the cost of investments for federal income tax purposes was $458,310,912. Accumulated net unrealized appreciation on investments was $37,217,728, consisting of $38,285,745 gross unrealized appreciation and $1,068,017 gross unrealized depreciation.

Accounting Standards Codification ("ASC") 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the
Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of June 30, 2012:

	Level 1	Level 2	Level 3	Total
Corporate Bonds*	$-	$495,528,640	$-	$495,528,640

* The Portfolio of Investments provides information on the industry categorization.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended June 30, 2012. Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)
FUND FOR INCOME
June 30, 2012

Principal
Amount
or Shares			Security			Value
			CORPORATE BONDS-94.2%
			Automotive-3.5%
			Chrysler Group, LLC/CG Co-Issuer, Inc.:
$525	M		8%, 6/15/2019			$542,062
4,425	M		8.25%, 6/15/2021			4,568,812
3,000	M		Cooper Tire & Rubber Co., 8%, 12/15/2019			3,225,000
2,825	M		Cooper-Standard Automotive, Inc., 8.5%, 5/1/2018			3,061,594
3,950	M		Exide Technologies, 8.625%, 2/1/2018			3,135,312
1,925	M		Ford Motor Co., 6.625%, 10/1/2028			2,174,553
1,400	M		Jaguar Land Rover, PLC, 7.75%, 5/15/2018	(a)		1,449,000
2,100	M		Oshkosh Corp., 8.5%, 3/1/2020			2,341,500
						20,497,833
			Building Materials-2.1%
2,650	M		Associated Materials, LLC, 9.125%, 11/1/2017			2,378,375
			Building Materials Corp.:
3,625	M		6.875%, 8/15/2018	(a)		3,869,687
1,375	M		7.5%, 3/15/2020	(a)		1,498,750
2,285	M		Griffon Corp., 7.125%, 4/1/2018			2,330,700
2,150	M		Texas Industries, Inc., 9.25%, 8/15/2020			2,160,750
						12,238,262
			Capital Goods-.5%
2,650	M		Belden CDT, Inc., 9.25%, 6/15/2019			2,901,750
			Chemicals-3.5%
2,950	M		Ferro Corp., 7.875%, 8/15/2018			2,891,000
2,575	M		Kinove German Bondco GmbH, 9.625%, 6/15/2018	(a)		2,665,125
			LyondellBasell Industries NV:
1,200	M		5%, 4/15/2019	(a)		1,264,500
1,250	M		6%, 11/15/2021	(a)		1,378,125
2,475	M		PolyOne Corp., 7.375%, 9/15/2020			2,635,875
6,325	M		Rhodia SA, 6.875%, 9/15/2020	(a)		6,989,125
			Solutia, Inc.:
1,125	M		8.75%, 11/1/2017			1,267,031
1,275	M		7.875%, 3/15/2020			1,494,938
						20,585,719
			Consumer Non-Durables-1.9%
2,400	M		Easton-Bell Sports, Inc., 9.75%, 12/1/2016			2,637,000
			Levi Strauss & Co.:
925	M		7.625%, 5/15/2020			987,438
2,625	M		6.875%, 5/1/2022	(a)		2,707,031
1,125	M		Libbey Glass, Inc., 6.875%, 5/15/2020	(a)		1,161,563
3,025	M		Phillips Van-Heusen Corp., 7.375%, 5/15/2020			3,365,313
						10,858,345
			Energy-14.7%
			AmeriGas Finance, LLC:
550	M		6.75%, 5/20/2020			562,375
1,500	M		7%, 5/20/2022			1,548,750
			Basic Energy Services, Inc.:
450	M		7.125%, 4/15/2016			446,625
1,025	M		7.75%, 2/15/2019			989,125
2,475	M		Berry Petroleum Co., 6.375%, 9/15/2022			2,561,625
2,125	M		Calumet Specialty Products Partners, LP, 9.625%, 8/1/2020	(a)		2,167,500
			Chesapeake Energy Corp.:
2,650	M		7.25%, 12/15/2018			2,716,250
125	M		6.625%, 8/15/2020			124,375
1,350	M		Chesapeake Midstream Partners, LP, 6.125%, 7/15/2022			1,329,750
2,300	M		Concho Resources, Inc., 8.625%, 10/1/2017			2,547,250
			Consol Energy, Inc.:
1,875	M		8%, 4/1/2017			1,954,687
3,700	M		8.25%, 4/1/2020			3,903,500
			Copano Energy, LLC:
500	M		7.75%, 6/1/2018			520,000
2,775	M		7.125%, 4/1/2021			2,872,125
3,450	M		Crosstex Energy, LP, 8.875%, 2/15/2018			3,650,531
2,775	M		Denbury Resources, Inc., 8.25%, 2/15/2020			3,052,500
2,750	M		El Paso Corp., 6.5%, 9/15/2020			3,026,444
1,575	M		El Paso Pipeline Partners Operating Co., LLC, 5%, 10/1/2021			1,711,912
750	M		Encore Acquisition Co., 9.5%, 5/1/2016			823,125
2,076	M		Expro Finance Luxembourg SCA, 8.5%, 12/15/2016	(a)		1,998,150
			Ferrellgas Partners, LP:
3,450	M		9.125%, 10/1/2017			3,622,500
1,363	M		8.625%, 6/15/2020			1,219,885
3,975	M		Forest Oil Corp., 7.25%, 6/15/2019			3,666,937
3,375	M		Genesis Energy, LP, 7.875%, 12/15/2018			3,476,250
3,875	M		Hilcorp Energy I, LP, 8%, 2/15/2020	(a)		4,194,687
			Inergy, LP:
2,475	M		7%, 10/1/2018			2,561,625
715	M		6.875%, 8/1/2021			718,575
2,175	M		Kodiak Oil & Gas Corp., 8.125%, 12/1/2019	(a)		2,242,969
			Linn Energy, LLC:
3,525	M		6.25%, 11/1/2019	(a)		3,458,906
475	M		8.625%, 4/15/2020			514,188
2,450	M		Murray Energy Corp., 10.25%, 10/15/2015	(a)		2,162,125
450	M		Newfield Exploration Co., 7.125%, 5/15/2018			478,688
500	M		Penn Virginia Corp., 7.25%, 4/15/2019			415,000
1,525	M		Petrohawk Energy Corp., 10.5%, 8/1/2014			1,690,398
1,175	M		Plains Exploration & Production Co., 6.125%, 6/15/2019			1,186,750
			Quicksilver Resources, Inc.:
1,075	M		8.25%, 8/1/2015			1,010,500
2,100	M		11.75%, 1/1/2016			2,055,375
2,100	M		9.125%, 8/15/2019			1,837,500
1,475	M		SandRidge Energy, Inc., 7.5%, 3/15/2021			1,463,938
1,125	M		SESI, LLC, 6.375%, 5/1/2019			1,184,063
			SM Energy Co.:
600	M		6.625%, 2/15/2019			618,000
1,175	M		6.5%, 11/15/2021			1,201,438
1,150	M		6.5%, 1/1/2023	(a)		1,160,063
2,875	M		Vanguard Natural Resources, LLC, 7.875%, 4/1/2020			2,878,594
1,500	M		Western Refining, Inc., 11.25%, 6/15/2017	(a)		1,691,250
						85,216,803
			Financials-4.8%
			Ally Financial, Inc.:
1,525	M		5.5%, 2/15/2017			1,550,570
4,075	M		6.25%, 12/1/2017			4,307,524
3,900	M		8%, 3/15/2020			4,504,500
675	M		CNH Capital, LLC, 6.25%, 11/1/2016	(a)		725,625
			Ford Motor Credit Co., LLC:
275	M		7%, 4/15/2015			306,317
175	M		12%, 5/15/2015			218,750
550	M		6.625%, 8/15/2017			626,298
4,600	M		5.875%, 8/2/2021			5,126,663
			International Lease Finance Corp.:
500	M		5.875%, 5/1/2013			513,750
275	M		6.625%, 11/15/2013			286,000
5,450	M		8.625%, 9/15/2015			6,042,688
1,900	M		8.75%, 3/15/2017			2,142,250
1,275	M		8.25%, 12/15/2020			1,463,283
						27,814,218
			Food/Beverage/Tobacco-.8%
475	M		CF Industries, Inc., 6.875%, 5/1/2018			564,656
1,600	M		JBS USA, LLC, 7.25%, 6/1/2021	(a)		1,496,000
2,750	M		Pilgrim's Pride Corp., 7.875%, 12/15/2018			2,801,563
						4,862,219
			Food/Drug-2.3%
6,175	M		McJunkin Red Man Corp., 9.5%, 12/15/2016			6,699,875
3,600	M		NBTY, Inc., 9%, 10/1/2018			3,996,000
1,225	M		SUPERVALU, Inc., 7.5%, 11/15/2014			1,246,438
1,525	M		Tops Holding Corp./Tops Markets, LLC, 10.125%, 10/15/2015			1,627,938
						13,570,251
			Forest Products/Containers-3.5%
1,325	M		Ardagh Packaging Finance, 7.375%, 10/15/2017	(a)		1,414,437
2,450	M		Ball Corp., 7.375%, 9/1/2019			2,719,500
2,375	M		Clearwater Paper Corp., 7.125%, 11/1/2018			2,517,500
1,750	M		Exopack Holding Corp., 10%, 6/1/2018			1,763,125
1,400	M		JSG Funding, PLC (Smurfit Kappa Funding, PLC), 7.75%, 4/1/2015			1,421,000
1,600	M		Mead Products, LLC/ACCO Brands, 6.75%, 4/30/2020	(a)		1,696,000
3,050	M		Reynolds Group Escrow, LLC, 7.75%, 10/15/2016	(a)		3,225,375
1,525	M		Sappi Papier Holdings GmbH, 8.375%, 6/15/2019	(a)	(b)	1,532,625
1,750	M		Sealed Air Corp., 8.125%, 9/15/2019	(a)		1,960,000
2,150	M		Tekni-Plex, Inc., 9.75%, 6/1/2019	(a)		2,176,875
						20,426,437
			Gaming/Leisure-.9%
1,775	M		Ameristar Casinos, Inc., 7.5%, 4/15/2021			1,908,125
			National CineMedia, LLC:
1,550	M		7.875%, 7/15/2021			1,650,750
1,575	M		6%, 4/15/2022	(a)		1,610,438
						5,169,313
			Health Care-5.7%
1,800	M		AMERIGROUP Corp., 7.5%, 11/15/2019			1,944,000
4,375	M		Aviv Healthcare Properties, LP, 7.75%, 2/15/2019			4,528,125
1,250	M		Capella Healthcare, 9.25%, 7/1/2017			1,300,000
			Community Health Systems, Inc.:
1,406	M		8.875%, 7/15/2015			1,444,665
1,825	M		8%, 11/15/2019			1,952,750
1,425	M		DaVita, Inc., 6.375%, 11/1/2018			1,474,875
			Fresenius Medical Care US Finance II, Inc.:
1,150	M		5.625%, 7/31/2019	(a)		1,201,750
925	M		5.875%, 1/31/2022	(a)		965,469
4,400	M		Genesis Health Ventures, Inc., 9.75%, 6/15/2005	(c)	(d)	2,750
			HCA, Inc.:
675	M		6.375%, 1/15/2015			720,562
2,075	M		8%, 10/1/2018			2,334,375
675	M		6.5%, 2/15/2020			733,219
475	M		7.25%, 9/15/2020			524,875
1,950	M		7.75%, 5/15/2021			2,101,125
1,625	M		7.5%, 2/15/2022			1,775,312
			Healthsouth Corp.:
2,275	M		7.25%, 10/1/2018			2,434,250
1,025	M		7.75%, 9/15/2022			1,104,437
1,225	M		LVB Acquisition, Inc. (Biomet, Inc.), 10%, 10/15/2017			1,314,577
1,600	M		Universal Hospital Services, Inc., 8.5%, 6/1/2015			1,639,000
			Vanguard Health Holding Co. II, LLC:
1,925	M		8%, 2/1/2018			1,977,938
1,325	M		7.75%, 2/1/2019	(a)		1,344,875
						32,818,929
			Information Technology-4.0%
2,000	M		Audatex North America, Inc., 6.75%, 6/15/2018	(a)		2,115,000
3,225	M		Computer Sciences Corp., 6.5%, 3/15/2018			3,450,750
			Equinix, Inc.:
1,875	M		8.125%, 3/1/2018			2,085,937
1,250	M		7%, 7/15/2021			1,378,125
			Fidelity National Information Services, Inc.:
150	M		7.625%, 7/15/2017	(a)		165,375
1,200	M		7.625%, 7/15/2017			1,329,000
2,400	M		7.875%, 7/15/2020			2,712,000
			Jabil Circuit, Inc.:
350	M		7.75%, 7/15/2016			400,750
3,825	M		8.25%, 3/15/2018			4,503,938
2,925	M		Lawson Software, Inc., 9.375%, 4/1/2019	(a)		3,137,063
2,100	M		MEMC Electronic Materials, Inc., 7.75%, 4/1/2019			1,669,500
						22,947,438
			Manufacturing-2.4%
1,550	M		Amsted Industries, 8.125%, 3/15/2018	(a)		1,646,875
2,725	M		Bombardier, Inc., 5.75%, 3/15/2022	(a)		2,728,406
3,850	M		Case New Holland, Inc., 7.875%, 12/1/2017			4,466,000
1,550	M		EDP Finance BV, 6%, 2/2/2018	(a)		1,349,909
2,000	M		Rexel SA, 6.125%, 12/15/2019	(a)		2,022,500
1,275	M		Terex Corp., 10.875%, 6/1/2016			1,435,969
						13,649,659
			Media-Broadcasting-4.4%
2,450	M		Allbritton Communication Co., 8%, 5/15/2018			2,572,500
			Belo Corp.:
725	M		7.75%, 6/1/2027			714,125
4,000	M		7.25%, 9/15/2027			3,830,000
2,825	M		Block Communications, Inc., 7.25%, 2/1/2020	(a)		2,881,500
2,975	M		Cumulus Media Holdings, Inc., 7.75%, 5/1/2019			2,818,812
2,475	M		Nexstar/Mission Broadcasting, Inc., 8.875%, 4/15/2017			2,626,594
4,000	M		Sinclair Television Group, Inc., 9.25%, 11/1/2017	(a)		4,440,000
5,250	M		XM Satellite Radio, Inc., 7.625%, 11/1/2018	(a)		5,670,000
						25,553,531
			Media-Cable TV-7.5%
3,400	M		Cablevision Systems Corp., 8.625%, 9/15/2017			3,808,000
			CCO Holdings, LLC:
1,200	M		7.25%, 10/30/2017			1,314,000
1,700	M		7.875%, 4/30/2018			1,857,250
1,150	M		7%, 1/15/2019			1,247,750
1,175	M		7.375%, 6/1/2020			1,296,906
1,900	M		Cequel Communications Holdings I, Inc., 8.625%, 11/15/2017	(a)		2,056,750
			Clear Channel Worldwide:
2,500	M		9.25%, 12/15/2017 Series "A"			2,731,250
2,475	M		9.25%, 12/15/2017 Series "B"			2,710,125
200	M		7.625%, 3/15/2020 Series "A"	(a)		192,500
1,875	M		7.625%, 3/15/2020 Series "B"	(a)		1,842,187
400	M		CSC Holdings, LLC, 6.75%, 11/15/2021	(a)		428,000
			DISH DBS Corp.:
2,575	M		7.875%, 9/1/2019			2,980,562
500	M		6.75%, 6/1/2021			542,500
700	M		5.875%, 7/15/2022	(a)		710,500
1,800	M		Echostar DBS Corp., 7.125%, 2/1/2016			1,984,500
1,625	M		Harron Communications, LP, 9.125%, 4/1/2020	(a)		1,690,000
5,725	M		Nara Cable Funding, Ltd., 8.875%, 12/1/2018	(a)		4,952,125
3,112	M		Quebecor Media, Inc., 7.75%, 3/15/2016			3,205,360
4,850	M		UPC Germany GmbH, 8.125%, 12/1/2017	(a)		5,238,000
2,800	M		UPC Holding BV, 9.875%, 4/15/2018	(a)		3,080,000
						43,868,265
			Media-Diversified-1.5%
3,232	M		Entravision Communications Corp., 8.75%, 8/1/2017			3,442,080
3,625	M		Lamar Media Corp., 7.875%, 4/15/2018			4,005,625
1,000	M		NAI Entertainment Holdings, LLC, 8.25%, 12/15/2017	(a)		1,110,000
						8,557,705
			Metals/Mining-9.3%
			AK Steel Corp.:
825	M		7.625%, 5/15/2020			701,250
675	M		8.375%, 4/1/2022			577,125
			ArcelorMittal:
325	M		4.5%, 2/25/2017			320,361
3,356	M		9.85%, 6/1/2019			3,998,936
1,350	M		5.5%, 3/1/2021			1,279,953
1,125	M		6.25%, 2/25/2022			1,103,798
			Arch Coal, Inc.:
2,775	M		7.25%, 10/1/2020			2,358,750
2,950	M		7.25%, 6/15/2021			2,485,375
			FMG Resources (August 2006) Property, Ltd.:
350	M		7%, 11/1/2015	(a)		358,750
1,250	M		6.375%, 2/1/2016	(a)		1,271,875
975	M		6%, 4/1/2017	(a)		982,312
1,850	M		6.875%, 2/1/2018	(a)		1,875,437
675	M		8.25%, 11/1/2019	(a)		718,875
850	M		6.875%, 4/1/2022	(a)		858,500
1,400	M		JMC Steel Group, 8.25%, 3/15/2018	(a)		1,396,500
1,000	M		Kaiser Aluminum Corp., 8.25%, 6/1/2020	(a)		1,025,000
2,750	M		Metals USA, Inc., 11.125%, 12/1/2015			2,870,313
1,625	M		Molycorp, Inc., 10%, 6/1/2020	(a)		1,616,875
5,425	M		Novelis, Inc., 8.375%, 12/15/2017			5,831,875
			Peabody Energy Corp.:
2,375	M		6%, 11/15/2018	(a)		2,375,000
1,700	M		6.5%, 9/15/2020			1,729,750
3,175	M		6.25%, 11/15/2021	(a)		3,159,125
			Schaeffler Finance BV:
1,725	M		7.75%, 2/15/2017	(a)		1,806,938
1,900	M		8.5%, 2/15/2019	(a)		2,037,750
			United States Steel Corp.:
850	M		7%, 2/1/2018			843,625
3,700	M		7.375%, 4/1/2020			3,589,000
1,350	M		7.5%, 3/15/2022			1,302,750
			Vulcan Materials Co.:
1,350	M		6.5%, 12/1/2016			1,427,625
3,725	M		7%, 6/15/2018			3,985,750
						53,889,173
			Real Estate Investment Trusts-1.0%
			Developers Diversified Realty Corp.:
675	M		9.625%, 3/15/2016			820,557
550	M		7.875%, 9/1/2020			658,663
			Omega Healthcare Investors, Inc.:
975	M		7.5%, 2/15/2020			1,067,625
1,550	M		6.75%, 10/15/2022			1,662,375
1,400	M		Taylor Morrison Communities, Inc., 7.75%, 4/15/2020	(a)		1,466,500
						5,675,720
			Retail-General Merchandise-4.8%
960	M		CKE Restaurants, Inc., 11.375%, 7/15/2018			1,101,600
1,850	M		J.C. Penney Corp., Inc., 7.95%, 4/1/2017			1,859,250
2,700	M		Landry's, Inc., 9.375%, 5/1/2020	(a)		2,757,375
2,050	M		Limited Brands, Inc., 8.5%, 6/15/2019			2,419,000
1,975	M		Monitronics International, Inc., 9.125%, 4/1/2020	(a)		1,905,875
3,685	M		Needle Merger Sub Corp., 8.125%, 3/15/2019	(a)		3,685,000
3,550	M		NPC International, Inc., 10.5%, 1/15/2020			3,949,375
1,475	M		QVC, Inc., 7.5%, 10/1/2019	(a)		1,638,100
1,525	M		Sally Holdings, LLC/Sally Capital, Inc., 6.875%, 11/15/2019			1,666,063
1,400	M		Toys R Us Property Co. II, Inc., 8.5%, 12/1/2017			1,464,750
3,150	M		Wendy's/Arby's Restaurants, LLC, 10%, 7/15/2016			3,398,094
1,675	M		YCC Holdings, LLC/Yankee Finance, Inc., 10.25%, 2/15/2016			1,712,687
						27,557,169
			Services-2.3%
2,050	M		CoreLogic, Inc., 7.25%, 6/1/2021	(a)		2,111,500
1,550	M		Covanta Holding Corp., 6.375%, 10/1/2022			1,646,091
			Iron Mountain, Inc.:
1,525	M		7.75%, 10/1/2019			1,654,625
2,300	M		8.375%, 8/15/2021			2,507,000
2,850	M		PHH Corp., 9.25%, 3/1/2016			3,042,375
2,375	M		Reliance Intermediate Holdings, LP, 9.5%, 12/15/2019	(a)		2,624,375
						13,585,966
			Telecommunications-6.5%
625	M		CenturyLink, Inc., 5.8%, 3/15/2022			623,332
			Citizens Communications Co.:
5,500	M		7.125%, 3/15/2019			5,582,500
1,475	M		9%, 8/15/2031			1,416,000
2,525	M		GCI, Inc., 8.625%, 11/15/2019			2,657,562
5,850	M		Inmarsat Finance, PLC, 7.375%, 12/1/2017	(a)		6,274,125
			Intelsat Jackson Holdings SA:
4,450	M		7.25%, 10/15/2020	(a)		4,694,750
450	M		7.5%, 4/1/2021			478,125
800	M		PAETEC Holding Corp., 9.875%, 12/1/2018			898,000
1,125	M		Qwest Communications International, Inc., 7.125%, 4/1/2018			1,191,094
425	M		Qwest Corp., 6.5%, 6/1/2017			478,001
			Sprint Capital Corp.:
2,000	M		6.9%, 5/1/2019			1,890,000
3,825	M		6.875%, 11/15/2028			3,098,250
1,700	M		Telesat Canada/Telesat, LLC, 6%, 5/15/2017	(a)		1,738,250
580	M		Virgin Media Finance, PLC, 9.5%, 8/15/2016			649,600
			Wind Acquisition Finance SA:
750	M		11.75%, 7/15/2017	(a)		609,375
2,175	M		7.25%, 2/15/2018	(a)		1,914,000
			Windstream Corp.:
1,725	M		7.875%, 11/1/2017			1,888,875
1,775	M		7.75%, 10/15/2020			1,890,375
						37,972,214
			Transportation-1.2%
2,975	M		CHC Helicopter SA, 9.25%, 10/15/2020			2,922,937
			Navios Maritime Holdings:
2,025	M		8.875%, 11/1/2017			2,050,313
2,700	M		8.125%, 2/15/2019			2,322,000
						7,295,250
			Utilities-4.1%
			AES Corp.:
875	M		9.75%, 4/15/2016			1,041,250
800	M		8%, 10/15/2017			914,000
1,275	M		7.375%, 7/1/2021	(a)		1,424,812
3,475	M		Atlantic Power Corp., 9%, 11/15/2018	(a)		3,570,562
2,600	M		Calpine Construction Finance Co., LP, 8%, 6/1/2016	(a)		2,821,000
650	M		Calpine Corp., 7.5%, 2/15/2021	(a)		705,250
1,346	M		Indiantown Cogeneration Utilities, LP, 9.77%, 12/15/2020			1,405,079
2,750	M		Intergen NV, 9%, 6/30/2017	(a)		2,708,750
			NRG Energy, Inc.:
4,625	M		7.375%, 1/15/2017			4,821,563
2,350	M		7.625%, 5/15/2019			2,391,125
2,110	M		NSG Holdings, LLC, 7.75%, 12/15/2025	(a)		2,120,550
						23,923,941
			Wireless Communications-1.0%
2,100	M		MetroPCS Wireless, Inc., 7.875%, 9/1/2018			2,189,250
1,175	M		Nextel Communications, Inc., 5.95%, 3/15/2014			1,182,344
			Sprint Nextel Corp.:
950	M		6%, 12/1/2016			914,375
950	M		9.125%, 3/1/2017	(a)		999,875
575	M		ViaSat, Inc., 6.875%, 6/15/2020	(a)		583,625
						5,869,469
Total Value of Corporate Bonds (cost $536,999,018)						547,305,579
			LOAN PARTICIPATIONS-2.4%
			Chemicals-.9%
2,693	M		PL Propylene, LLC, 7%, 3/23/2017	(e)		2,725,246
2,694	M		PolyOne Corp., 5%, 12/20/2017	(e)		2,702,498
						5,427,744
			Energy-.5%
2,875	M		Chesapeake Energy Corp., 8.5% 12/2/2017	(e)		2,854,932
			Forest Products/Containers-.5%
2,693	M		Sealed Air Corp., 4.75%, 10/3/2018	(e)		2,719,783
			Metals/Mining-.5%
2,875	M		Arch Coal, Inc., 5.75%, 5/16/2018	(e)		2,832,191
Total Value of Loan Participations (cost $13,715,730)						13,834,650
			COMMON STOCKS-.0%
			Automotive-.0%
2,523		*	Safelite Realty Corporation	(c)		25
			Telecommunications-.0%
8		*	Viatel Holding (Bermuda), Ltd.	(c)		-
18,224		*	World Access, Inc.			7
Total Value of Common Stocks (cost $385,770)						32
Total Value of Investments (cost $551,100,518)			96.6%			561,140,261
Other Assets, Less Liabilities			3.4			19,539,788
Net Assets			100.0%			$580,680,049

*	Non-income producing

(a)	Security exempt from registration under Rule 144A of the Securities
Act of 1933. Certain restricted securities are exempt from the registration requirements under Rule 144A of the Securities Act of
1933 and may only be sold to qualified institutional investors. At June
30, 2012, the Fund held eighty-two 144A securities with an aggregate value of $174,701,301 representing 30.1% of the Fund's net assets.

(b)	A portion or all of the security purchased on a when-issued or delayed delivery basis.

(c)	Securities fair valued as determined in good faith pursuant to procedures adopted by the Fund's Board of Trustees. At June 30,
2012, the Fund held three securities that were fair valued by the
Valuation Committee with an aggregate value of $2,775 representing
0% of the Fund's net assets.

(d)	In default as to principal and /or interest payment.

(e)	Interest rates are determined and reset periodically. The interest rates above are the rates in effect at June 30, 2012.

At June 30, 2012, the cost of investments for federal income tax purposes was $551,101,518. Accumulated net unrealized appreciation on investments was $10,038,743, consisting of $23,160,534 gross unrealized appreciation and $13,121,791 gross unrealized
depreciation.

Accounting Standards Codification ("ASC") 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of June 30, 2012:

	Level 1	Level 2	Level 3	Total
Corporate Bonds	$-	$547,302,829	$2,750	$547,305,579
Loan Participations	-	13,834,650	-	13,834,650
Common Stocks	7	-	25	32
Total Investments in Securities*	$7	$561,137,479	$2,775	$561,140,261

* The Portfolio of Investments provides information on the industry categorization.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended June 30, 2012. Transfers, if any, between Levels are recognized at the end of the reporting period.

The following is a reconciliation of Fund investments valued using Level 3 inputs for the period:

	Investments in	Investments in
	Corporate Bonds	Common Stocks	Total
Balance, September 30, 2011	$2,750	$4,793	$7,543
Purchases	-	-	-
Sales	-	(1,532)	(1,532)
Change in unrealized
appreciation (depreciation)	-	-	-
Realized gain	-	1,532	1,532
Transfer into Level 3	-	-	-
Transfer out of Level 3	-	(4,768)	(4,768)
Balance, June 30, 2012	$2,750	$25	$2,775

The following is a summary of Level 3 inputs by industry

Health Care	$2,750
Automotive	25
Telecommunications	-
$2,775

The following table presents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of June 30, 2012.

					Impact to Valuation
	Fair Value	Valuation	Unobservable		from and Increase
	June 30, 2012	Methodologies	Input(s)(1)	Range	in Input(2)

Common Stock	$25	Market	Market	100%	Increase
		Comparables	Comparables/
			Bankruptcy

Fixed Income	$2,750	Market	Market	100%	Increase
		Comparables	Comparables/
			Bankruptcy

(1)	In determining certain of these inputs, management evaluates a variety of factors including economic conditions, industry and market developments, market valuations of comparable companies and company specific developments including exit strategies and realization opportunities. Management has determined that market participants would take these inputs into account when valuing the investments.

(2)	This column represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.

Security Valuation - Except as provided below, a security listed or traded on an exchange or the Nasdaq Stock Market is valued at its last sale price on the exchange or market where the security is principally traded, and lacking any sales, the security is valued at the mean between the closing bid and asked prices. Securities traded in the over-the-counter
("OTC") market (including securities listed on exchanges whose primary market is believed to be OTC) are valued at the mean between the last bid and asked prices based on quotes furnished by a market maker for such securities.
Securities may also be priced by pricing services approved by the Trust's Board of Trustees (the "Board"). The pricing services consider security type, rating, market condition and yield data as well as market quotations, prices provided by market makers and other available information in determining value. Short-term debt securities that mature in 60 days or less are valued at amortized cost.

The Funds monitor for significant events occurring prior to the close of trading on the New York Stock Exchange that could have a material impact on the value of any securities that are held by the Funds. Examples of such events include trading halts, natural disasters, political events and issuer-specific developments. If the Valuation Committee decides that such events warrant using fair value estimates, it will take such events into consideration in determining the fair values of such securities. If market quotations or prices are not readily available or determined to be unreliable, the securities will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board.

The Cash Management Fund values its portfolio securities in accordance with the amortized cost method of valuation under Rule 2a-7 of the 1940 Act. Amortized cost is an approximation of market value of an instrument, whereby the difference between its acquisition cost and market value at maturity is amortized on a straight-line basis over the remaining life of the instrument. The effect of changes in the market value of a security as a result of fluctuating interest rates is not taken into account and thus the amortized cost method of valuation may result in the value of a security being higher or lower than its actual market value.

In accordance with Accounting Standards Codification ("ASC") 820 "Fair Value Measurements and Disclosures"
("ASC 820"), investments held by the Funds are carried at "fair value". As defined by ASC 820, fair value is the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs are used in determining the value of the Funds' investments.

In addition to defining fair value, ASC 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad
Levels listed below:

Level 1 -	Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 -	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 -	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Equity securities traded on an exchange or the Nasdaq Stock Market are categorized in Level 1 of the fair value hierarchy to the extent that they are actively traded and valuation adjustments are not applied. Foreign securities that are fair valued in the event that fluctuations in U.S. securities markets exceed a predetermined level or if a foreign market is closed are categorized in Level 2. Corporate and municipal bonds, asset backed, U.S.
Government and U.S. Agency securities are categorized in Level 2 to the extent that the inputs are observable and timely, otherwise they would be categorized as Level 3. Short-term notes that are valued at amortized cost are categorized in Level 2. Foreign exchange contracts that are considered derivative instruments and are valued at the net unrealized appreciation or depreciation on the instruments are categorized in Level 2. Restricted securities and securities that are fair valued by the Valuation Committee may be categorized in either Level 2 or Level 3 of the fair value hierarchy depending on the relative significance of valuation inputs.

The aggregate value by input level, as of June 30, 2012, for each Fund's investments is included at the end of each
Fund's schedule of investments.

Investments in securities issued on a when-issued or delayed delivery basis are generally reflected in the assets of the
Funds on the first business day following the date the securities are purchased and the Funds segregated assets for these transactions.

Item 2. Controls and Procedures

(a) The Registrant's Principal Executive Officer and Principal

Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company

Act of 1940, as amended) are effective, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940,

as amended)  that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits

(a) Certifications required by Rule 30a-2(a) under the Investment

Company Act of 1940 (17 CFR 270.30a-2(a)) - filed herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First Investors Income Funds

By /S/ DEREK BURKE

Derek Burke

President

Date: August 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

First Investors Income Funds

By /S/ DEREK BURKE

Derek Burke

President

By /S/ JOSEPH I. BENEDEK

Joseph I. Benedek

Treasurer and Principal Financial Officer

Date: August 24, 2012